CONSOLIDATED STATEMENTS OF PROFIT AND LOSS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONTINUED OPERATIONS
NET OPERATING REVENUE	R$ 23,649,944	R$ 21,310,045	R$ 24,518,505
Finance - Return on Investment - RBSE	4,075,583	4,462,260	4,922,827
NET OPERATING REVENUE	27,725,527	25,772,305	29,441,332
OPERATING EXPENSE.S.
Energy purchased for resale	(2,162,318)	(1,559,533)	(6,155,563)
Charges upon use of electricity network	(1,593,223)	(1,482,125)	(1,372,439)
Fuel for produce electricity	(2,107,161)	(1,184,948)	(961,664)
Construction	(915,117)	(1,310,457)	(970,283)
Personnel, supplies and services	(8,278,287)	(7,804,361)	(8,909,209)
Depreciation	(1,707,138)	(1,607,273)	(1,441,077)
Amortization	(100,291)	(94,716)	(82,829)
Donations and contributions	(156,166)	(137,802)	(163,798)
Operating charges (reversals), net	(2,005,808)	6,495,463	(4,645,594)
Others	(1,415,834)	(1,166,254)	(1,212,380)
OPERATING EXPENSES	(20,441,343)	(9,852,006)	(25,914,836)
OPERATING PROFIT (LOSS) BEFORE FINANCIAL RESULT	7,284,184	15,920,299	3,526,496
Financial Revenue
Income from interest, commissions and fees	876,212	2,642,607	1,736,654
Income from financial investments	763,016	686,179	962,516
Additional interest on energy	252,112	248,407	169,712
Monetary adjustment gain	1,205,941	699,871	947,365
Exchange variation gain	2,662,259	4,150,664	930,835
Gains on derivatives		20,366	237,386
Other financial income	1,217,524	1,346,186	412,830
Financial Expenses
Debt charges	(3,247,747)	(2,680,884)	(3,449,846)
Leasing charges	(340,819)	(308,770)
Charges on shareholders' funds	(271,130)	(270,533)	(388,408)
Monetary adjustment loss	(788,982)	(800,789)	(1,201,884)
Exchange variation loss	(2,627,251)	(4,364,256)	(1,065,028)
Losses on derivatives	(56,613)	(63,378)	(35,797)
Other financial expenses	(1,725,548)	(2,680,301)	(992,451)
FINANCIAL RESULT	(2,081,026)	(1,374,631)	(1,736,116)
PROFIT (LOSS) BEFORE RESULTS OF EQUITY INVESTMENTS, TAXES AND SOCIAL CONTRIBUTIONS	5,203,158	14,545,668	1,790,380
RESULTS OF EQUITY METHOD INVESTMENTS	1,140,733	1,384,850	1,167,484
OTHER REVENUE AND EXPENDITURE	24,715
PROFIT (LOSS) BEFORE TAXES AND SOCIAL CONTRIBUTIONS	6,368,606	15,930,518	2,957,864
Current income tax and social contributions	(2,664,975)	(3,141,578)	(1,193,291)
Deferred income tax and social contributions	3,755,237	657,860	(317,343)
TOTAL INCOME TAXES AND SOCIAL CONTRIBUTIONS	1,090,262	(2,483,718)	(1,510,634)
NET INCOME (LOSS) FOR YEAR OF CONTINUING OPERATIONS	7,458,868	13,446,800	1,447,230
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY	7,412,149	13,243,423	1,399,758
AMOUNT ATTRIBUTED TO NON-CONTROLLING SHAREHOLDERS	46,719	203,377	47,472
DISCONTINUED OPERATION
NET INCOME (LOSS) FOR YEAR OF DISCONTINUED OPERATIONS	3,284,975	(99,223)	(3,172,921)
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY	3,284,975	18,955	(3,163,563)
AMOUNT ATTRIBUTED TO NON-CONTROLLING SHAREHOLDERS		(118,178)	(9,358)
NET INCOME (LOSS) OF THE YEAR	10,743,843	13,347,577	(1,725,691)
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY	10,697,124	13,262,378	(1,763,805)
AMOUNT ATTRIBUTED TO NON-CONTROLLING INTERESTS	46,719	85,199	38,114
Common shares
Financial Expenses
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY	5,842,099	10,438,185	1,124,922
DISCONTINUED OPERATION
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY	R$ 2,589,148	R$ 14,940	R$ (2,542,411)
PROFIT OR LOSS PER SHARE
Profit (Loss) basic per share (in R$ per share)	R$ 7.76	R$ 9.62	R$ (1.30)
Profit (Loss) diluted per share (in R$ per share)	6.65	9.52	(1.30)
Continued Operation
Profit (Loss) basic per share (in R$ per share)	5.37	9.60	1.02
Profit (Loss) diluted per share (in R$ per share)	4.61	9.51	1.02
Preferred shares
PROFIT OR LOSS PER SHARE
Profit (Loss) basic per share (in R$ per share)	8.53	10.58	(1.30)
Profit (Loss) diluted per share (in R$ per share)	7.31	10.48	(1.30)
Continued Operation
Profit (Loss) basic per share (in R$ per share)	5.91	10.56	1.02
Profit (Loss) diluted per share (in R$ per share)	R$ 5.07	R$ 10.46	R$ 1.02